Segment information and revenue - Remaining performance obligations of long-term contracts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment information and revenue
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	¥ 551,775	¥ 1,051,690	¥ 610,516
Expected to be recognized within one year
Segment information and revenue
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	386,278	670,991	455,294
Expected to be recognized in one to two years
Segment information and revenue
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	112,605	237,126	89,762
Expected to be recognized in two to three years
Segment information and revenue
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	38,900	99,208	33,937
Expected to be recognized beyond three years
Segment information and revenue
Aggregate amount of the transaction price allocated to longterm contracts that are partially or fully unsatisfied at the end of each year	¥ 13,992	¥ 44,365	¥ 31,523